UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST

(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

T. John Holton, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of September 30, 2010

(unaudited)

COMMON STOCKS — 73.6% OF TOTAL NET ASSETS

	Shares	Value(a)

Airlines - 10.6%
Delta Air Lines, Inc. (b)	2,380,000	$ 27,703,200
Southwest Airlines Co.	1,950,000	25,486,500
		53,189,700

Auto Parts - 10.5%
BorgWarner Inc. (b)	450,000	23,679,000
Magna International Inc.	350,000	28,791,000
		52,470,000

Banks - Money Center - 6.7%
Citigroup Inc. (b)	6,330,000	24,687,000
Credicorp Ltd.	75,000	8,542,500
		33,229,500

Copper - 11.0%
Freeport-McMoRan Copper & Gold Inc.	340,000	29,032,600
Southern Copper Corporation	740,000	25,988,800
		55,021,400

Heavy Capital Goods - 6.2%
Cummins Inc.	345,000	31,250,100

Metals and Mining - 4.1%
Teck Resources Limited	500,000	20,580,000

Miscellaneous - 0.7%
NIKE, Inc.	45,000	3,606,300

Services - 5.9%
Priceline.com Incorporated (b)	84,500	29,434,730

Vehicle Assembly - 17.9%
Ford Motor Company (b)	5,000,000	61,200,000
Tata Motors Limited ADR (c)	1,100,000	28,061,000
		89,261,000
TOTAL COMMON STOCKS (Identified cost $308,246,398)		368,042,730

BONDS — 25.8% OF TOTAL NET ASSETS	Face Amount

Beverages and Tobacco - 6.9%
Altria Group, Inc., 9.950%, 11/10/2038	$24,000,000	34,582,680

Healthcare - Services - 6.3%
UnitedHealth Group Incorporated, 6.875%, 02/15/2038	14,000,000	16,750,664
WellPoint, Inc., 6.375%, 06/15/2037	13,000,000	14,502,436
		31,253,100

Media - 1.2%
AOL Time Warner Inc., 7.700%, 5/01/2032	5,000,000	6,248,100

Oil Refining - 4.4%
Valero Energy Corporation, 6.625%, 06/15/2037	22,000,000	22,093,346

United States Treasury - 7.0%
United States Treasury Note, 0.375%, 08/31/2012	34,800,000	34,774,178
TOTAL BONDS (Identified cost $107,232,289)		128,951,404

SHORT-TERM INVESTMENT — 0.5% OF TOTAL NET ASSETS
American Express Credit Corporation, 0.08%, 10/01/10 (Cost $2,375,000).	2,375,000	2,375,000

TOTAL INVESTMENTS — 99.9% (Identified cost $417,853,687) (d)		499,369,134
Cash and receivables		13,614,457
Liabilities		(12,935,908)
TOTAL NET ASSETS — 100.0%		$500,047,683

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for Net Asset Value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•	Level 1 – Prices determined using: quoted prices in active markets for identical securities.
•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Mutual Fund’s investments as of September 30, 2010:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 368,042,730	$ —	$ —

Debt Securities
Corporate	—	94,177,226	—
United States Treasury	—	34,774,178	—
Commercial Paper	—	2,375,000	—
Total	$ 368,042,730	$131,326,404	$ —

	*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)	Non-income producing security.
(c)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

(d)	Federal Tax Information: At September 30, 2010, the net unrealized appreciation on investments based on cost of $427,041,310 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 82,775,049
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,447,225)
$ 72,327,824

The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of September 30, 2010

(unaudited)

COMMON STOCKS — 99.4% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENTS TRUSTS - 76.2%

	Shares	Value(a)

Diversified - 5.2%
Vornado Realty Trust	900,000	$ 76,977,000

Lodging and Resorts - 18.7%
DiamondRock Hospitality Company (b)	7,788,006	73,908,177
Host Hotels & Resorts, Inc.	6,120,490	88,624,695
LaSalle Hotel Properties	3,470,000	81,163,300
Sunstone Hotel Investors, Inc. (c)	3,230,000	29,296,100
		272,992,272

Office and Industrial - 12.1%
Alexandria Real Estate Equities, Inc.	1,217,400	85,218,000
SL Green Realty Corp.	1,450,000	91,828,500
		177,046,500

Residential - 21.0%
AvalonBay Communities, Inc.	695,000	72,231,350
BRE Properties, Inc.	280,000	11,620,000
Equity Residential	1,590,000	75,636,300
Essex Property Trust, Inc.	650,000	71,136,000
Home Properties, Inc.	1,447,000	76,546,300
		307,169,950

Retail - 14.1%
Equity One, Inc.	200,000	3,376,000
Federal Realty Investment Trust	815,000	66,552,900
Simon Property Group, Inc.	1,085,673	100,685,314
Tanger Factory Outlet Centers, Inc.	500,000	23,570,000
Taubman Centers, Inc.	270,000	12,044,700
		206,228,914

Self Storage - 5.1%
Public Storage	770,000	74,720,800

TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $1,002,581,030)		1,115,135,436

OTHER COMMON STOCKS - 23.2%

Copper - 5.1%
Freeport-McMoRan Copper & Gold Inc.	875,000	74,716,250

Hotels and Restaurants - 5.1%
Wyndham Worldwide Corporation	2,700,000	74,169,000

Metals and Mining - 1.4%
Cliffs Natural Resources Inc.	320,000	20,454,400

Real Estate Services - 11.6%
CB Richard Ellis Group, Inc. (c)	4,830,000	88,292,400
Jones Lang LaSalle Incorporated	940,000	81,093,800
		169,386,200

TOTAL OTHER COMMON STOCKS (Identified cost $289,861,883)		338,725,850

TOTAL COMMON STOCKS (Identified cost $1,292,442,913)		1,453,861,286

SHORT-TERM INVESTMENT — 0.8% OF TOTAL NET ASSETS	Face Amount
American Express Credit Corporation, 0.08%, 10/01/10 (Cost $12,400,000)	$12,400,000	12,400,000

TOTAL INVESTMENTS — 100.2% (Identified cost $1,304,842,913) (d)		1,466,261,286
Cash and receivables		35,322,934
Liabilities		(38,800,944)
TOTAL NET ASSETS — 100.0%		$1,462,783,276

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for Net Asset Value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•	Level 1 – Prices determined using: quoted prices in active markets for identical securities.
•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Realty Fund’s investments as of September 30, 2010:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,453,861,286	$ —	$ —

Debt Securities
Commercial Paper	—	12,400,000	—
Total	$1,453,861,286	$ 12,400,000	$ —

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended September 30, 2010:

Name of Issuer	Number of Shares Held December 31, 2009	Gross Purchases*	Gross Sales	Number of Shares Held September 30, 2010	Dividend Income	Market Value September 30, 2010

DiamondRock Hospitality Company	7,560,000	228,006	—	7,788,006	$ —	$ 73,908,177

LaSalle Hotel Properties**	3,500,000	—	30,000	3,470,000	70,000	—
Total					$70,000	$ 73,908,177

*	Includes stock dividends.
**	Position is no longer considered an affiliated issuer.

(c)	Non-income producing security.
(d)	Federal Tax Information: At September 30, 2010, the net unrealized appreciation on investments based on cost of $1,309,204,601 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 195,127,347
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(38,070,662)
$ 157,056,685

The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of September 30, 2010

(unaudited)

COMMON STOCKS — 99.6% OF TOTAL NET ASSETS

	Shares	Value(a)

Airlines - 11.6%
Delta Air Lines, Inc. (b)	13,640,000	$ 158,769,600
Southwest Airlines Co.	12,600,000	164,682,000
		323,451,600

Auto Parts - 12.3%
BorgWarner Inc. (b)	2,850,000	149,967,000
Magna International Inc. (c)	2,333,000	191,912,580
		341,879,580

Banks - Money Center - 5.8%
Citigroup Inc. (b)	41,600,000	162,240,000

Business Services - 2.5%
FEDEX Corporation	800,000	68,400,000

Computer Software and Services - 5.9%
Baidu, Inc. ADR (b)(d)	1,600,000	164,192,000

Copper - 6.0%
Freeport-McMoRan Copper & Gold Inc.	1,940,000	165,656,600

Drugs - 2.0%
Warner Chilcott Public Limited Company	2,450,000	54,978,000

Electronic and Communication Equipment - 1.1%
Apple Inc. (b)	110,000	31,212,500

Heavy Capital Goods - 6.7%
Cummins Inc.	2,070,000	187,500,600

Hotels and Restaurants - 2.7%
Starwood Hotels & Resorts Worldwide, Inc.	1,400,000	73,570,000

Leisure - 1.5%
Las Vegas Sands Corp. (b)	1,220,000	42,517,000

Metals and Mining - 5.4%
Teck Resources Limited (c)	3,670,000	151,057,200

Miscellaneous - 0.7%
NIKE, Inc.	250,000	20,035,000

Railroad - 1.9%
Union Pacific Corporation	640,000	52,352,000

Retail - 4.6%
AutoZone, Inc. (b)	560,000	128,189,600

Services - 9.7%
Ctrip.com International, Ltd. ADR (b)(d)	2,200,000	105,050,000
Priceline.com Incorporated (b)	475,000	165,461,500
		270,511,500

Vehicle Assembly - 19.2%
Ford Motor Company (b)	43,500,000	532,440,000

TOTAL COMMON STOCKS (Identified cost $2,168,947,384)		2,770,183,180
SHORT-TERM INVESTMENT — 0.6% OF TOTAL NET ASSETS	Face Amount
American Express Credit Corporation, 0.08%, 10/01/10 (Cost $17,110,000)	$17,110,000	17,110,000

TOTAL INVESTMENTS — 100.2% (Identified cost $2,186,057,384) (e)		2,787,293,180
Cash and receivables		74,775,466
Liabilities		(81,241,522)
TOTAL NET ASSETS — 100.0%		$2,780,827,124

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for Net Asset Value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•	Level 1 – Prices determined using: quoted prices in active markets for identical securities.
•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Focus Fund’s investments as of September 30, 2010:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,770,183,180	$ —	$ —

Debt Securities
Commercial Paper	—	17,110,000	—
Total	$2,770,183,180	$ 17,110,000	$ —

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)	Non-income producing security.
(c)	Fund has approximately 12.3% of its net assets at September 30, 2010 invested in companies incorporated in Canada.
(d)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

(e)	Federal Tax Information: At September 30, 2010, the net unrealized appreciation on investments based on cost of $2,195,495,991 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 650,688,347
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(58,891,158)
$ 591,797,189

The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

b)  There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d)under the Act)that occurred during the CGM Trust's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:

/S/Robert L. Kemp

Robert L. Kemp

President

Principal Executive Officer

Date:

November 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/S/ Robert L. Kemp

Robert L. Kemp

President

Principal Executive Officer

Date:

November 16, 2010

By:

/S/ Jem A. Hudgins

Jem A. Hudgins

CFO & Treasurer

Principal Financial Officer

Date:

November 16, 2010